Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company provides counter guarantee to Gaochuang including a cash deposit of RMB300,000 (approximately $43,000) and asset pledge of four invention patents and certain property, plant and equipment with net book value of $312,436 and $850,541 as of December 31, 2019 and 2018, respectively, in consideration of the guarantees provided by Gaochuang for certain notes payables financed by the Company during the years ended December 31, 2019 and 2018 (the "Counter Guarantee"). The Counter Guarantee arrangement further includes an unlimited joint liability guarantee provided by Rongfeng Cui and Yanjuan Wang, and a third party guarantee provided by Saike.

During the year ended December 31, 2019, the Company did not make repayment on certain notes payables as scheduled, and Gaochuang, as one of the guarantors, repaid on behalf of the Company to the holders of such notes payables. As a result, the unpaid notes payables were reclassified to loan payable to Gaochuang and the amount was included in short term loans on the consolidated balance sheet as of December 31, 2019. The loan payable to Gaochuang was pledged and guaranteed by the aforementioned assets and guarantors, respectively, under the counter guarantee.

Upon the adoption of ASC 842 on January 1, 2019, future minimum lease payments for operating lease commitments as of December 31, 2019 are disclosed in Note 14.

CONTINGENCIES

The Company is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2019 or at the date of this filing. These claims are substantially related to non-payment of wage payables, non-payment of vendor payables and non-payment of loans and notes payables. Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Company's business practices, which could impact the Company's future financial results.

I)	Labor arbitration claims by former employees

During the year ended December 31, 2019, certain former employees of the Company commenced arbitration proceedings against the Company under applicable labor rules and standards, claiming, among others, lost wages and/or severance payments. The Company is currently litigating, mediating and/or settling the claims. The Company has accrued approximately $0.4 million contingent liabilities in other current liabilities on the consolidated balance sheet as of December 31, 2019 and recognized contingent losses of approximately $0.4 million for the year ended December 31, 2019 upon the estimate of the management of the Company together with the trail counsel of these cases.

II)	Legal claims by vendors

During the year ended December 31, 2019, the Company has been the subject of multiple lawsuits by its raw material suppliers, printing and packaging suppliers, transportation companies and other vendors due to its non-payment of various invoices for vendor services rendered. The claims pertained to liabilities arose before December 31, 2019 and the Company has included substantially all such claims in accounts payable on the consolidated balance sheet as of December 31, 2019. The Company is currently seeking to settle the outstanding payable through mediation.

III)	Legal claims by lenders

During the year ended December 31, 2019, the Company defaulted on multiple loans and notes payable from various lenders. As a result, the Company has been subjected to multiple lawsuits by various Chinese banks and other lenders. The claims raised in these lawsuits pertain to the Company's non-payment of principals and interests as scheduled in the loan agreements and note payable agreements. The claims pertained to liabilities arose before December 31, 2019 and the Company has included substantially all such claims in short term loans and notes payable on the consolidated balance sheet as of December 31, 2019. The court has ruled on certain litigations and among others, request the Company to repay the outstanding loans and interests to the lender within a short period, normally 10 days, from the date of the rulings and grant the lender with right to auction the pledged real estate in case of non-performance by the Company. As of the date of this filing, the Company has not repaid any principal or interest of the defaulted loans.

The above legal proceedings led to, among others, the Company's certain bank accounts and property, plant and equipment judicially frozen by the court as of December 31, 2019.